Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deferred Tax Assets [Abstract]
Start-up costs	$ 124,746	$ 123,288
International net operating loss carryforwards	32,954	26,163
Less valuation allowance	(157,700)	(149,451)
Net deferred tax assets